Lease Obligations - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Operating lease right of use asset	$ 86	$ 120
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent
Operating lease liabilities	$ 34	$ 44
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current	Other Liabilities, Current
Operating lease liabilities	$ 103	$ 139
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Noncurrent	Other Liabilities, Noncurrent
Total operating lease liabilities	$ 137	$ 183
Fixed assets, net	46	62
Finance lease liabilities	25	27
Finance lease liabilities	18	34
Total lease obligations, net	$ 43	$ 61
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Computer Equipment [Member]	Computer Equipment [Member]
Operating leases, Weighted Average Remaining Lease Term (in years)	6 years 6 months	5 years 9 months 18 days
Finance leases, Weighted Average Remaining Lease Term (in years)	2 years	2 years 8 months 12 days
Operating leases, Weighted Average Discount Rate	4.60%	4.30%
Finance leases, Weighted Average Discount Rate	4.30%	4.40%